DWS RREEF Global Real Estate Securities Fund Investment Objectives and Goals - DWS RREEF Global Real Estate Securities Fund	Apr. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS RREEF Global Real Estate Securities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.